Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)		12 Months Ended
		Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period		453,069,254	453,069,254	452,318,526	452,318,526
Share purchase options exercised | $ / shares	[1]	$ 36.18		$ 32.82
Restricted share units released | $ / shares	[1]	$ 0		$ 0
Dividend reinvestment plan | $ / shares	[2]		$ 54.92		$ 46.73
Share purchase options exercised	[1]	500,017	500,017	488,922	488,922
Restricted share units released	[1]	69,494	69,494	119,827	119,827
Dividend reinvestment plan	[2]	38,534	38,534	141,979	141,979
Balance, shares at end of period		453,677,299	453,677,299	453,069,254	453,069,254

[1]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[2]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date.